CLS GLOBAL AGGRESSIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EQUITY FUNDS — 99.7%
	DEVELOPED INTERNATIONAL - 21.6%
402,000	Davis Select International ETF	$ 8,120,400
78,000	iShares MSCI Europe Financials ETF	1,535,040
247,000	iShares MSCI International Momentum Factor ETF	9,667,580
395,000	Schwab Fundamental International Large Company Index ETF	13,027,100
		32,350,120
	EMERGING MARKETS - 13.7%
416,000	Invesco FTSE RAFI Emerging Markets ETF(a)	9,335,040
77,000	iShares MSCI All Country Asia ex Japan ETF	6,760,600
25,000	Nifty India Financials ETF(b),(c)	856,750
120,000	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	3,581,592
		20,533,982
	GLOBAL - 5.3%
343,000	Cambria Global Value ETF(c)	7,938,461

	LARGE-CAP CORE - 11.3%
224,000	VanEck Vectors Morningstar Wide Moat ETF(a)	16,918,720

	LARGE-CAP GROWTH - 11.3%
9,000	Fidelity MSCI Communication Services Index ETF	494,010
35,000	First Trust Cloud Computing ETF(a)	3,703,350
18,000	iShares Semiconductor ETF(a)	8,224,380
25,000	VanEck Vectors Retail ETF(a)	4,415,500
		16,837,240
	LARGE-CAP VALUE - 22.7%
131,000	Fidelity Value Factor ETF(c)	6,422,930
28,000	iShares U.S. Broker-Dealers & Securities Exchanges ETF	2,890,160
46,500	iShares U.S. Financial Services ETF(a)	8,663,415
102,000	John Hancock Multi-Factor Energy ETF(c)	1,953,779
95,000	John Hancock Multi-Factor Financials ETF(c)	4,796,037
93,000	Vanguard U.S. Value Factor	9,134,460
		33,860,781
	SMALL/MID-CAP GROWTH - 10.9%
35,000	ARK Genomic Revolution ETF(a)	2,952,250
26,000	ARK Innovation ETF(a)	3,120,000
CLS GLOBAL AGGRESSIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	EQUITY FUNDS — 99.7% (Continued)
	SMALL/MID-CAP GROWTH - 10.9% (Continued)
40,000	Invesco Dynamic Leisure and Entertainment ETF	$ 1,970,400
37,000	SPDR S&P Transportation ETF	3,069,520
40,000	Vanguard US Momentum Factor ETF	5,156,620
		16,268,790
	SMALL/MID-CAP VALUE - 2.9%
7,000	Avantis U.S. Small Cap Value ETF	513,730
55,000	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF(a)	3,871,395
		4,385,125

	TOTAL EQUITY FUNDS (Cost $96,745,426)	149,093,219

	SHORT-TERM INVESTMENTS — 16.4%
	COLLATERAL FOR SECURITIES LOANED - 16.4%
24,504,564	Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $24,504,564)(d),(e)	24,504,564

	TOTAL INVESTMENTS - 116.1% (Cost $121,249,990)	$ 173,597,783
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.1)%	(24,033,051)
	NET ASSETS - 100.0%	$ 149,564,732

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2021 was $27,034,216. The loaned securities were secured with cash collateral of $24,504,564 and non-cash collateral of $3,110,252. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.
(b)	Non-income producing security.
(c)	Affiliated Company – CLS Global Aggressive Equity Fund holds in excess of 5% of outstanding voting securities of this security.
(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $24,504,564 at July 31, 2021.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2021.

CLS GLOBAL DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EQUITY FUNDS — 98.6%
	COMMODITIES - 6.7%
1,310,000	Invesco DB Commodity Index Tracking Fund, N(a)	$ 25,545,000

	DEVELOPED INTERNATIONAL - 8.1%
110,000	Alpha Architect International Quantitative Value ETF	3,170,200
85,000	Goldman Sachs ActiveBeta Europe Equity ETF(b)	3,188,920
263,000	Invesco FTSE RAFI Developed Markets ex-US ETF	12,576,660
375,000	iShares MSCI United Kingdom ETF(c)	12,296,250
		31,232,030
	EMERGING MARKETS - 31.0%
584,000	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	22,519,040
2,020,000	Invesco FTSE RAFI Emerging Markets ETF(c)	45,328,800
600,000	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	17,907,960
623,000	WisdomTree Emerging Markets High Dividend Fund	27,760,880
185,500	WisdomTree Emerging Markets Quality Dividend Growth Fund	5,340,545
		118,857,225
	GLOBAL - 7.3%
375,000	Davis Select Worldwide ETF	11,610,000
430,000	FlexShares Global Upstream Natural Resources Index Fund	16,258,300
		27,868,300
	LARGE-CAP CORE - 13.1%
1,245,000	Davis Select Financial ETF(b)(c)	37,138,350
150,000	DBX ETF Trust - Xtrackers Russell 1000 US QARP ETF(b)	6,109,185
140,000	John Hancock Multi-Factor Health Care ETF(b)	6,976,578
		50,224,113
	LARGE-CAP VALUE - 14.1%
175,000	Direxion Russell 1000 Value Over Growth ETF(b)	10,031,875
721,000	Fidelity Value Factor ETF(b)(c)	35,350,630
65,000	John Hancock Multi-Factor Financials ETF(b)	3,281,499
150,000	Legg Mason Low Volatility High Dividend ETF	5,604,000
		54,268,004
	LOW VOLATILITY EQUITIES - 1.4%
50,000	iShares MSCI Global Min Vol Factor ETF(c)	5,239,500

CLS GLOBAL DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	EQUITY FUNDS — 98.6% (Continued)
	SMALL/MID-CAP CORE - 7.7%
554,000	Schwab Fundamental U.S. Small Company Index ETF	$ 29,356,460

	SMALL/MID-CAP GROWTH - 3.3%
200,000	SPDR S&P Kensho New Economies Composite ETF	12,728,000

	SMALL/MID-CAP VALUE - 5.9%
521,000	First Trust Financial AlphaDEX Fund(c)	22,600,980

	TOTAL EQUITY FUNDS (Cost $255,843,178)	377,919,612

	SHORT-TERM INVESTMENTS — 13.9%
	COLLATERAL FOR SECURITIES LOANED - 12.5%
47,914,150	Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $47,914,150)(d),(e)	47,914,150

	MONEY MARKET FUNDS - 1.4%
5,314,433	Federated Hermes Government Obligations Fund, Institutional Class, 0.01% (Cost $5,314,433)(e)	5,314,433

	TOTAL SHORT-TERM INVESTMENTS (Cost $53,228,583)	53,228,583

	TOTAL INVESTMENTS - 112.5% (Cost $309,071,761)	$ 431,148,195
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5)%	(47,861,537)
	NET ASSETS - 100.0%	$ 383,286,658

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
QARP	- Quality At A Reasonable Price
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated Company – CLS Global Diversified Equity Fund holds in excess of 5% of outstanding voting securities of this security.
CLS GLOBAL DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2021 was $46,889,499. The loaned securities were secured with cash collateral of $47,914,150. The Fund cannot pledge or resell the collateral.
(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $47,914,150 at July 31, 2021.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2021.

CLS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	BOND FUNDS — 45.2%
	HIGH YIELD BONDS - 3.6%
24,150	First Trust ETF IV First Trust Tactical High Yield ETF	$ 1,168,619
210,000	SPDR Blackstone Senior Loan ETF	9,622,200
20,000	VanEck Vectors High Yield Muni ETF	1,277,400
		12,068,219
	INTERMEDIATE/LONG-TERM BONDS - 28.8%
664,963	Fidelity Total Bond ETF	35,768,360
380,000	First Trust TCW Opportunistic Fixed Income ETF(a)	20,584,600
117,500	PIMCO Active Bond ETF	13,151,775
170,381	Schwab US TIPS ETF	10,885,642
296,922	SPDR Doubleline Total Return Tactical ETF	14,424,471
100,000	Western Asset Total Return ETF	2,741,500
		97,556,348
	INTERNATIONAL BOND - 1.3%
140,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,355,400

	SHORT-TERM BONDS - 11.5%
50,000	Janus Henderson AAA CLO ETF(a)	2,525,250
323,234	Janus Henderson Short Duration Income ETF	16,223,114
86,257	PIMCO Enhanced Short Maturity Active ETF	8,798,214
35,000	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,072,400
200,000	Vanguard Short-Term Inflation-Protected Securities ETF	10,522,000
		39,140,978

	TOTAL BOND FUNDS (Cost $145,372,576)	153,120,945

	EQUITY FUNDS — 54.6%
	ALTERNATIVE - 1.4%
146,874	IQ Merger Arbitrage ETF(a)	4,882,092

	COMMODITIES - 9.5%
155,000	Invesco DB Commodity Index Tracking Fund, N(b)	3,022,500
1,200,000	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	24,444,000
CLS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	EQUITY FUNDS — 54.6% (Continued)
	COMMODITIES - 9.5% (Continued)
137,500	iShares Gold Trust(b)	$ 4,752,000
		32,218,500
	DEVELOPED INTERNATIONAL - 7.4%
80,000	JPMorgan BetaBuilders Europe ETF(a)	4,762,400
620,000	Schwab Fundamental International Large Company Index ETF	20,447,600
		25,210,000
	EMERGING MARKETS - 8.5%
232,800	Invesco FTSE RAFI Emerging Markets ETF	5,224,032
110,200	iShares Core MSCI Emerging Markets ETF	6,965,742
530,000	Schwab Fundamental Emerging Markets Large Company Index ETF(a)	16,573,100
		28,762,874
	GLOBAL - 4.7%
100,000	Davis Select Worldwide ETF	3,096,000
200,772	iShares Exponential Technologies ETF	12,845,393
		15,941,393
	LARGE-CAP CORE - 2.6%
210,176	Davis Select US Equity ETF	7,242,034
30,000	John Hancock Multifactor Industrials ETF(c)	1,581,591
		8,823,625
	LARGE-CAP VALUE - 18.1%
100,000	Alpha Architect US Quantitative Value ETF	3,476,610
395,200	iShares MSCI USA Value Factor ETF	41,231,215
60,000	John Hancock Multi-Factor Financials ETF(c)	3,029,076
175,000	Legg Mason Low Volatility High Dividend ETF	6,538,000
127,500	SPDR S&P Global Natural Resources ETF	6,725,625
		61,000,526
	SMALL/MID-CAP CORE - 2.4%
235,000	John Hancock Multifactor Small Cap ETF(a)	8,173,300

	TOTAL EQUITY FUNDS (Cost $130,028,908)	185,012,310

CLS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.4%
	COLLATERAL FOR SECURITIES LOANED - 10.4%
35,356,850	Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $35,356,850)(d),(e)	$ 35,356,850

	TOTAL INVESTMENTS - 110.2% (Cost $310,758,334)	$ 373,490,105
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%	(34,577,210)
	NET ASSETS - 100.0%	$ 338,912,895

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2021 was $34,624,019. The loaned securities were secured with cash collateral of $35,356,850. The Fund cannot pledge or resell the collateral.
(b)	Non-income producing security.
(c)	Affiliated Company – CLS Growth and Income Fund holds in excess of 5% of outstanding voting securities of this security.
(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $35,356,850 at July 31, 2021.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2021.

CLS FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares				Fair Value
	BOND FUNDS — 94.1%
	HIGH YIELD BONDS - 18.0%
123,500	iShares 0-5 Year High Yield Corporate Bond ETF			$ 5,662,475
20,145	PIMCO 0-5 Year High Yield Corporate Bond Index ETF			2,001,204
357,439	SPDR Blackstone Senior Loan ETF			16,377,855
39,700	VanEck Vectors High Yield Muni ETF			2,535,639
46,000	Xtrackers USD High Yield Corporate Bond ETF(a)			1,852,420
				28,429,593
	INTERMEDIATE/LONG-TERM BONDS - 39.3%
30,000	iShares 3-7 Year Treasury Bond ETF(a)			3,952,200
55,860	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF			3,413,046
73,200	Janus Henderson Mortgage-Backed Securities ETF			3,903,756
166,909	PIMCO Active Bond ETF			18,682,124
649,500	Quadratic Interest Rate Volatility and Inflation ETF(a)			18,335,385
100,689	SPDR Doubleline Total Return Tactical ETF			4,891,472
92,483	Vanguard Intermediate-Term Corporate Bond ETF			8,886,691
				62,064,674
	INTERNATIONAL BOND - 11.0%
191,000	First Trust Emerging Markets Local Currency Bond ETF			6,553,630
146,000	iShares JP Morgan EM Local Currency Bond ETF(b)			6,343,700
40,350	iShares JP Morgan USD Emerging Markets Bond ETF			4,548,656
				17,445,986
	PREFERRED SECURITY - 1.9%
148,500	First Trust Preferred Securities and Income ETF(a)			3,066,525

	SHORT-TERM BONDS - 23.9%
354,150	Janus Henderson Short Duration Income ETF			17,774,789
81,447	PIMCO Enhanced Short Maturity Active ETF(a)			8,307,594
223,100	Vanguard Short-Term Inflation-Protected Securities ETF			11,737,291
				37,819,674

	TOTAL BOND FUNDS (Cost $145,712,174)			148,826,452

CLS FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares				Fair Value
	EQUITY FUNDS — 4.5%
	DEVELOPED INTERNATIONAL - 1.1%
52,000	Schwab Fundamental International Large Company Index ETF			$ 1,714,960

	EMERGING MARKETS - 0.9%
64,000	Invesco FTSE RAFI Emerging Markets ETF			1,436,160

	GLOBAL - 0.6%
11,900	iShares Global Healthcare ETF(a)			1,024,709

	LARGE-CAP VALUE - 1.9%
46,200	JPMorgan US Value Factor ETF(a)			1,685,838
11,200	Vanguard High Dividend Yield ETF(a)			1,179,920
				2,865,758

	TOTAL EQUITY FUNDS (Cost $5,561,284)			7,041,587

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.1%
	INTERMEDIATE/LONG-TERM BONDS — 1.1%
77,943	Fannie Mae Pool MA0602	3.5000	12/01/30	82,964
184,835	Fannie Mae Pool MA1107	3.5000	07/01/32	198,415
99,243	Fannie Mae Pool 745089	6.0000	12/01/35	117,918
35,291	Fannie Mae Pool 993076	6.0000	12/01/38	41,192
99,283	Fannie Mae Pool AC5445	5.0000	11/01/39	113,392
56,880	Fannie Mae Pool AD0571	5.5000	12/01/39	65,972
96,176	Fannie Mae Pool 932541	4.0000	02/01/40	106,114
106,734	Fannie Mae Pool AD1597	5.0000	02/01/40	121,380
62,331	Fannie Mae Pool MA0389	5.5000	04/01/40	71,944
68,015	Fannie Mae Pool AE5463	4.0000	10/01/40	74,583
184,253	Fannie Mae Pool AJ1766	4.0000	06/01/41	203,162
136,593	Fannie Mae Pool AJ1407	4.0000	09/01/41	149,293
94,947	Fannie Mae Pool AJ7689	4.0000	12/01/41	104,103
98,113	Freddie Mac Gold Pool A23148	5.5000	06/01/34	115,222
29,758	Freddie Mac Gold Pool G02998	6.0000	05/01/37	35,402
39,175	Freddie Mac Gold Pool G05833	6.5000	04/01/39	44,694
CLS FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.1% (Continued)
	INTERMEDIATE/LONG-TERM BONDS — 1.1% (Continued)
91,918	Freddie Mac Gold Pool G08435	4.5000	02/01/41	$ 102,751
30,392	Government National Mortgage Association	3.5000	07/16/39	32,194
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,655,621)			1,780,695

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 8.7%
	COLLATERAL FOR SECURITIES LOANED - 8.2%
13,098,007	Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $13,098,007)(c),(d)			13,098,007

	MONEY MARKET FUNDS - 0.5%
743,063	Federated Hermes Government Obligations Fund, Institutional Class, 0.01% (Cost $743,063)(d)			743,063

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,841,070)			13,841,070

	TOTAL INVESTMENTS - 108.4% (Cost $166,770,149)			$ 171,489,804
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.4)%			(13,228,013)
	NET ASSETS - 100.0%			$ 158,261,791

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2021 was $13,777,773. The loaned securities were secured with cash collateral of $13,098,007 and non-cash collateral of $993,759. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $13,098,007 at July 31, 2021.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2021.

CLS SHELTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EQUITY FUNDS — 98.8%
	DEVELOPED INTERNATIONAL - 14.7%
435,000	Goldman Sachs ActiveBeta International Equity ETF	$ 15,351,150
230,000	Schwab Fundamental International Large Company Index ETF	7,585,400
		22,936,550
	EMERGING MARKETS - 14.3%
580,000	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	22,364,800

	LARGE-CAP CORE - 49.5%
237,000	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	20,924,730
175,000	Invesco Russell 1000 Dynamic Multifactor ETF	8,191,750
45,000	iShares MSCI USA Momentum Factor ETF(a)	7,876,350
566,000	John Hancock Multi-Factor Large Cap ETF(a)	31,418,660
275,000	Simplify US Equity PLUS Convexity ETF(b)	8,683,895
		77,095,385
	LARGE-CAP GROWTH - 10.3%
117,000	iShares MSCI USA Quality Factor ETF	16,071,120

	LARGE-CAP VALUE - 5.0%
80,000	Vanguard U.S. Value Factor	7,857,600

	SMALL/MID-CAP CORE - 5.0%
147,000	Schwab Fundamental U.S. Small Company Index ETF	7,789,530

	TOTAL EQUITY FUNDS (Cost $145,835,467)	154,114,985

	SHORT-TERM INVESTMENTS — 6.7%
	COLLATERAL FOR SECURITIES LOANED - 5.4%
8,395,270	Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $8,395,270)(c),(d)	8,395,270

	MONEY MARKET FUNDS - 1.3%
1,981,986	Federated Hermes Government Obligations Fund, Institutional Class, 0.01% (Cost $1,981,986)(d)	1,981,986

CLS SHELTER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.7% (Continued)
	MONEY MARKET FUNDS - 1.3% (Continued)
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,377,256)	10,377,256

	TOTAL INVESTMENTS - 105.5% (Cost $156,212,723)	$ 164,492,241
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%	(8,562,009)
	NET ASSETS - 100.0%	$ 155,930,232

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2021 was $8,226,477. The loaned securities were secured with cash collateral of $8,395,270. The Fund cannot pledge or resell the collateral.
(b)	Affiliated Company – CLS Shelter Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $8,395,270 at July 31, 2021.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2021.